SUBSEQUENT EVENTS (Details) - Related party - Geely HK And Etika - LGIL Put Option $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 31, 2023 USD ($) item	Dec. 31, 2024 $ / shares shares
SUBSEQUENT EVENTS
Consideration | $	$ 0
Option pre agreed price revenue multiplier	1.15
Number of vehicles to be sold, pre-agreed condition | item	5,000
Exercise price | $ / shares		$ 0
Ordinary shares issued | shares		0